Annual Total Returns (Vanguard Extended Market Index Fund - ETF Shares ETF) (Vanguard Extended Market Index Fund, Vanguard Extended Market Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - ETF Shares
Annual Total Return
2014	7.55%
2013	38.37%
2012	18.48%
2011	(3.61%)
2010	27.55%
2009	37.63%
2008	(38.60%)
2007	4.49%
2006	14.46%
2005	10.48%